CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock Class A [Member]	Common Stock Class B [Member]	Common Stock Class C [Member]	Common Stock Class D [Member]	Securities Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2					$ 13,378	$ (14,199)	$ (819)
Beginning balance, Shares at Dec. 31, 2020	14,845,067
Common stock issued for cash						14,542		14,542
Common Stock issued for cash, Shares	1,977,009
Series D Stock Issued				$ 2				2
Series D Stock Issued, Shares				25,725,370
Founder Class A shares relinquished	$ (1)							(1)
Founder class A shares relinquished, Shares	(10,000,000)
Shares issued for services			$ 1			568		569
Shares issued for services, shares	32,500		5,000
Stock based compensation						123,245		123,245
Net loss							(133,736)	(133,736)
Ending balance, value at Dec. 31, 2021	$ 1	$ 2	$ 1	$ 2		151,733	(147,935)	3,802
Ending balance, Shares at Dec. 31, 2021	6,854,576	25,725,370	5,000	25,725,370
Common stock issued for cash					1,361	8,882		8,882
Common Stock issued for cash, Shares	725,746
Series B stock issued
Series B Stock Issued, Shares		2,700,000
Exchange of class C to class A stock						572		571
Exchange of class C to class A stock, shares	75,000		(10,000)
Shares issued for services and rent guarantees						55		55
Stock based compensation						24,207		24,207
Shares issued for services and rent guarantees, shares	2,000		5,000
Net loss							(36,978)	(36,978)
Ending balance, value at Jun. 30, 2022	$ 1	$ 3				185,449	(184,913)	539
Ending balance, Shares at Jun. 30, 2022	7,657,322	28,425,370
Beginning balance, value at Dec. 31, 2021	$ 1	$ 2	$ 1	$ 2		151,733	(147,935)	3,802
Beginning balance, Shares at Dec. 31, 2021	6,854,576	25,725,370	5,000	25,725,370
Common stock issued for cash						15,302		15,302
Common Stock issued for cash, Shares	2,475,616
Series D Stock Issued				$ 1				1
Series D Stock Issued, Shares				5,400,000
Exchange of Class C to Class A			$ (1)			572		571
Exchange of Class C to Class A, Shares	75,000		(10,000)
Shares issued for services						89		89
Shares issued for services, shares	151,546		5,000
Stock based compensation						41,608		41,608
Stock based compensation, Shares	170,000
Exercise of stock options						260		260
Exercise of Stock Options, shares	37,100
Net loss							(70,681)	(70,681)
Ending balance, value at Dec. 31, 2022	$ 1	$ 3		$ 3		209,564	(218,616)	(9,048)
Ending balance, Shares at Dec. 31, 2022	9,763,838	31,125,370		31,125,370
Beginning balance, value at Mar. 31, 2022	$ 1	$ 3			(1,361)	170,497	(167,621)	1,519
Beginning balance, Shares at Mar. 31, 2022	7,162,069	27,075,370	10,000
Common stock issued for cash					1,361	4,110		5,471
Common Stock issued for cash, Shares	418,253
Series B stock issued
Series B Stock Issued, Shares		1,350,000
Exchange of class C to class A stock						572		572
Exchange of class C to class A stock, shares	75,000		(10,000)
Shares issued for services and rent guarantees						18		18
Stock based compensation						10,252		10,252
Shares issued for services and rent guarantees, shares	2,000
Net loss							(17,292)	(17,292)
Ending balance, value at Jun. 30, 2022	$ 1	$ 3				185,449	(184,913)	539
Ending balance, Shares at Jun. 30, 2022	7,657,322	28,425,370
Beginning balance, value at Dec. 31, 2022	$ 1	$ 3		$ 3		209,564	(218,616)	(9,048)
Beginning balance, Shares at Dec. 31, 2022	9,763,838	31,125,370		31,125,370
Common stock issued for cash	$ 1					4,920		4,921
Common Stock issued for cash, Shares	8,297,059
Series B stock issued
Series B Stock Issued, Shares		2,700,000
Shares issued for services						106		106
Shares issued for services, shares	145,935
Exercise of series A warrants						3,330		3,330
Exercise of Series A Warrants, shares	5,417,100
Conversion of long term debt to equity	$ 2					16,294		16,296
Conversion of long term debt to equity , shares	14,472,948
Stock based compensation						11,412		11,412
Exercise of stock options						547		547
Exercise of Stock Options, shares	77,973
Net loss							(27,021)	(27,021)
Ending balance, value at Jun. 30, 2023	$ 4	$ 3				246,173	(245,637)	543
Ending balance, Shares at Jun. 30, 2023	38,174,853	33,825,370
Beginning balance, value at Mar. 31, 2023	$ 3	$ 3				238,846	(230,925)	7,927
Beginning balance, Shares at Mar. 31, 2023	32,856,398	32,475,370
Common stock issued for cash
Common Stock issued for cash, Shares
Series B stock issued
Series B Stock Issued, Shares		1,350,000
Shares issued for services						34		34
Shares issued for services, shares	60,000
Conversion of long term debt to equity	$ 1					1,814		1,815
Conversion of long term debt to equity , shares	5,258,455
Stock based compensation						5,479		5,479
Net loss							(14,712)	(14,712)
Ending balance, value at Jun. 30, 2023	$ 4	$ 3				$ 246,173	$ (245,637)	$ 543
Ending balance, Shares at Jun. 30, 2023	38,174,853	33,825,370